Restricted Net Assets	12 Months Ended
Dec. 31, 2021
Restricted Net Assets [Abstract]
Restricted Net Assets
19. RESTRICTED NET ASSETS
In accordance with the laws applicable to foreign investment enterprises established in the PRC, the Group’s subsidiaries registered as wholly-owned foreign enterprises must make appropriations from after-tax profits (as determined under PRC GAAP) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits until such reserve fund has reached 50% of the enterprise’s registered capital. The
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ppropriation to enterprise expansion fund and staff bonus and welfare fund is at the discretion of the respective company. Additionally, in accordance with the PRC Company Law, the Group’s consolidated VIE and VIE’s subsidiaries must make appropriations from after-tax profits (as determined under the PRC GAAP) to statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund is at least 10% of the after-tax profits until such reserve fund has reached 50% of the company’s registered capital. The appropriation to discretionary surplus fund is at the discretion of the respective company. The aforementioned reserved funds can only be used for specific purposes and are not distributable as cash dividends.
As a result of these PRC laws and regulations that require annual appropriations of 10% of net after-tax
profits to be set aside prior to payment of dividends as general reserve fund or statutory surplus fund, the Company’s subsidiaries, the consolidated VIE and VIE’s subsidiaries incorporated in PRC are restricted in their ability to transfer a portion of their net assets to the Company.
Amounts restricted include paid-in capital and statutory reserve funds, totaling approximately RMB918.3 million, or 8.6% of the Group’s total consolidated net assets as of December 31, 2021. Therefore, the Company performed a test on the restricted net assets of consolidated subsidiaries and the VIE in accordance with Securities and Exchange Commission Regulation S-X Rules 4- 08 (e) (3), “General Notes to Financial Statements”, and concluded that it was not applicable for the Company to disclose the financial statements of the parent company for the year ended December 31, 2021.